Acquisitions - Narrative (Details) - Recurring - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities- contingent consideration | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 0.0	$ 0.0	$ 0.0
Other current liabilities- contingent consideration | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0.0	0.0	0.0
Other current liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	9.2	5.1	1.3
Other current liabilities- contingent consideration | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	9.2	5.1	1.3
Other current liabilities- contingent consideration | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	9.2	5.1	1.3
Other noncurrent liabilities- contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges
Other noncurrent liabilities- contingent consideration | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0.0	0.0	0.0
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges		0.0
Other noncurrent liabilities- contingent consideration | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0.0	0.0	0.0
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges		7.4
Other noncurrent liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	67.7	69.0	45.2
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges		0.0
Other noncurrent liabilities- contingent consideration | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	67.7	69.0	45.2
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges		7.4
Other noncurrent liabilities- contingent consideration | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 67.7	69.0	$ 45.2
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges		$ 7.4